Derivative Liability (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Change in fair value of derivative liability	$ 4,181,874		$ 6,811,926		$ (2,545,918)
Derivative liabilities					$ 4,869,082